CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2016 KRW (₩) ₩ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 KRW (₩) ₩ / shares shares	Dec. 31, 2014 KRW (₩) ₩ / shares shares
Revenue
Online games-subscription revenue	₩ 23,065	$ 19,161	₩ 6,521	₩ 7,962
Online games-royalties and license fees (including related party revenue of W8,034, W6,705 and W8,470, respectively)	12,867	10,690	11,010	13,093
Mobile games and applications (including related party revenue of W3,214, W2,639 and W2,080, respectively)	12,041	10,003	15,078	15,055
Character merchandising, animation and other revenue (including related party revenue of W193, W111 and W116, respectively)	3,423	2,844	3,051	3,779
Total net revenue	51,396	42,698	35,660	39,889
Cost of revenue (including related party cost of W315, W61 and W29, respectively)	29,995	24,918	30,282	34,188
Gross profit	21,401	17,780	5,378	5,701
Selling, general and administrative expenses (including related party expenses of W7, W8 and W10, respectively)	16,000	13,294	11,481	12,682
Research and development (including related party expenses of W277, W158 and nil, respectively)	1,973	1,639	5,277	4,847
Impairment loss on intangible assets and goodwill	5	4	5,849	1
Operating income (loss)	3,423	2,843	(17,229)	(11,829)
Other income (expenses)
Interest income	522	434	675	1,137
Interest expense			(4)	(11)
Foreign currency gain (loss), net	(529)	(439)	256	(152)
Others, net	3	2	624	3
Income (loss) before income tax expense	3,419	2,840	(15,678)	(10,852)
Income tax expenses	3,240	2,692	1,351	10,147
Net Income (loss)	179	148	(17,029)	(20,999)
Net income (loss) attributable to:
Non-controlling interest	(71)	(59)	(64)	(92)
Parent company	₩ 250	$ 207	₩ (16,965)	₩ (20,907)
Earnings (loss) per share-basic and diluted | (per share)	₩ 36.00	$ 0.03	₩ (2,441.00)	₩ (3,009.00)
Weighted average number of shares outstanding
Basic and diluted | shares	6,948,900	6,948,900	6,948,900	6,948,900
Foreign currency translation adjustment ("CTA")
Foreign CTA loss	₩ (77)	$ (64)	₩ (203)	₩ (156)
Reclassification adjustment for CTA			(624)	3
Net foreign CTA loss	(77)	(64)	(827)	(153)
Comprehensive income (loss)	102	84	(17,856)	(21,152)
Comprehensive income (loss) attributable to:
Non-controlling interest	(71)	(59)	(64)	(92)
Parent company	₩ 173	$ 143	₩ (17,792)	₩ (21,060)